UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811- 03342

                          SIT MID CAP GROWTH FUND, INC.
               (Exact name of registrant as specified in charter)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (Address of principal executive offices) (Zip code)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 612-332-3223

               Date of fiscal year end:        June 30, 2008
               Date of reporting period:       September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

Sit Mid Cap Growth Fund, Inc.

THE FUND'S SCHEDULE OF INVESTMENTS AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

================================================================================
MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited)
================================================================================

-------------------------------------------------------------------------------
   QUANTITY/PAR    NAME OF ISSUER                               MARKET VALUE (1)
-------------------------------------------------------------------------------
COMMON STOCKS (99.1%) (2)
   Communications (2.3%)
          83,200   American Tower Corp. (3)                          2,992,704
          22,900   NII Holdings, Inc. (3)                              868,368
                                                                ---------------
                                                                     3,861,072
                                                                ---------------
   CONSUMER DURABLES (3.4%)
         289,600   Activision Blizzard, Inc. (3)                     4,468,528
          34,800   Electronic Arts, Inc. (3)                         1,287,252
                                                                ---------------
                                                                     5,755,780
                                                                ---------------
   CONSUMER NON-DURABLES (2.0%)
          40,700   Central European Distribution Corp. (3)           1,848,187
          59,800   Coach, Inc. (3)                                   1,497,392
                                                                ---------------
                                                                     3,345,579
                                                                ---------------
   CONSUMER SERVICES (4.1%)
          32,500   Central European Media Enterprises (3)            2,125,500
          19,700   Devry, Inc.                                         975,938
          81,000   International Game Technology                     1,391,580
          16,300   ITT Educational Services, Inc.  (3)               1,318,833
          39,900   Marriott International, Inc.                      1,040,991
                                                                ---------------
                                                                     6,852,842
                                                                ---------------
   ELECTRONIC TECHNOLOGY (8.5%)
          76,450   Analog Devices, Inc.                              2,014,458
           9,000   Apple Computer, Inc. (3)                          1,022,940
          68,675   Broadcom Corp. (3)                                1,279,415
          23,100   CommScope, Inc. (3)                                 800,184
           4,500   Itron, Inc. (3)                                     398,385
          80,700   Juniper Networks, Inc. (3)                        1,700,349
          34,100   KLA-Tencor Corp.                                  1,079,265
          61,000   MEMC Electronic Materials, Inc. (3)               1,723,860
          63,500   NetApp, Inc. (3)                                  1,157,605
          11,000   Research In Motion, Ltd. (3)                        751,300
          52,900   Trimble Navigation, Ltd. (3)                      1,367,994
          39,700   Xilinx, Inc.                                        930,965
                                                                ---------------
                                                                    14,226,720
                                                                ---------------
   ENERGY MINERALS (8.3%)
          24,700   Apache Corp.                                      2,575,716
          54,700   Frontier Oil Corp.                                1,007,574
          40,000   Murphy Oil Corp.                                  2,565,600
         147,500   Southwestern Energy Corp. (3)                     4,504,650
          71,595   XTO Energy, Inc.                                  3,330,599
                                                                ---------------
                                                                    13,984,139
                                                                ---------------
   FINANCE (9.7%)
          51,050   Ace, Ltd.                                         2,763,337
          35,000   Affiliated Managers Group, Inc. (3)               2,899,750
          15,600   IntercontinentalExchange, Inc. (3)                1,258,608
          32,000   Northern Trust Corp.                              2,310,400
          54,500   T. Rowe Price Group, Inc.                         2,927,195
         228,800   TCF Financial Corp.                               4,118,400
                                                                ---------------
                                                                    16,277,690
                                                                ---------------
   HEALTH SERVICES (5.3%)
          13,500   Covance, Inc. (3)                                 1,193,535
          32,100   Express Scripts, Inc. (3)                         2,369,622
          30,200   Laboratory Corp. (3)                              2,098,900
          56,000   Stericycle, Inc. (3)                              3,298,960
                                                                ---------------
                                                                     8,961,017
                                                                ---------------
   HEALTH TECHNOLOGY (16.7%)
          11,800   Alcon, Inc.                                       1,905,818
          46,600   Allergan, Inc.                                    2,399,900
          50,600   Amylin Pharmaceuticals, Inc. (3)                  1,023,132
          85,600   Celgene Corp. (3)                                 5,416,768
          74,900   Gilead Sciences, Inc. (3)                         3,413,942
          37,300   Idexx Laboratories, Inc. (3)                      2,044,040
          12,546   Intuitive Surgical, Inc. (3)                      3,023,335
          26,900   Millipore Corp. (3)                               1,850,720
          55,488   NuVasive, Inc. (3)                                2,737,223
          37,700   SurModics, Inc. (3)                               1,187,173
          56,450   Thermo Fisher Scientific, Inc. (3)                3,104,750
                                                                ---------------
                                                                    28,106,801
                                                                ---------------
   INDUSTRIAL SERVICES (6.9%)
          43,400   Aecom Technology Corp. (3)                        1,060,696
         107,700   McDermott International, Inc. (3)                 2,751,735
          45,500   Nabors Industries, Ltd (3)                        1,133,860
          30,400   National-Oilwell Varco, Inc. (3)                  1,526,992
          54,800   Noble Corp.                                       2,405,720
          46,000   Smith International, Inc.                         2,697,440
                                                                ---------------
                                                                    11,576,443
                                                                ---------------
   NON-ENERGY MINERALS (1.0%)
          26,750   Allegheny Technologies, Inc.                        790,463
          43,500   RTI International Metals, Inc. (3)                  850,860
                                                                ---------------
                                                                     1,641,323
                                                                ---------------

================================================================================
MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited)
================================================================================

-------------------------------------------------------------------------------
   QUANTITY/PAR    NAME OF ISSUER                               MARKET VALUE (1)
-------------------------------------------------------------------------------
   PROCESS INDUSTRIES (6.5%)
          68,900   Airgas, Inc.                                      3,420,885
          70,800   Albemarle Corp.                                   2,183,472
          30,500   CF Industries Holdings, Inc.                      2,789,530
          50,500   Ecolab, Inc.                                      2,450,260
                                                                ---------------
                                                                    10,844,147
                                                                ---------------
   PRODUCER MANUFACTURING (9.9%)
          19,600   AGCO Corp. (3)                                      835,156
          42,850   AMETEK, Inc.                                      1,746,994
          43,000   Cummins, Inc.                                     1,879,960
          47,300   IDEX Corp.                                        1,467,246
          32,600   ITT Industries, Inc.                              1,812,886
          55,100   Jacobs Engineering Group, Inc. (3)                2,992,481
          35,100   Precision Castparts Corp.                         2,765,178
          31,900   Rockwell Collins, Inc.                            1,534,071
          54,600   Textron, Inc.                                     1,598,688
                                                                ---------------
                                                                    16,632,660
                                                                ---------------
   RETAIL TRADE (4.1%)
          84,800   Dick's Sporting Goods, Inc. (3)                   1,660,384
          85,200   GameStop Corp. (3)                                2,914,692
          37,700   J.C. Penney Company, Inc.                         1,256,918
          38,700   Nordstrom, Inc.                                   1,115,334
                                                                ---------------
                                                                     6,947,328
                                                                ---------------
   TECHNOLOGY SERVICES (7.7%)
          46,190   Adobe Systems, Inc. (3)                           1,823,119
          33,850   Akamai Technologies, Inc. (3)                       590,344
          71,600   Amdocs, Ltd. (3)                                  1,960,408
          30,500   ANSYS, Inc. (3)                                   1,155,035
          53,800   Autodesk, Inc. (3)                                1,804,990
          91,900   Citrix Systems, Inc. (3)                          2,321,394
         106,800   Cognizant Tech. Solutions Corp. (3)               2,438,244
          18,000   Salesforce.com, Inc. (3)                            871,200
                                                                ---------------
                                                                    12,964,734
                                                                ---------------
   TRANSPORTATION (2.3%)
          43,900   C.H. Robinson Worldwide, Inc.                     2,237,144
          46,700   Expeditors Intl. of Washington, Inc.              1,627,028
                                                                ---------------
                                                                     3,864,172
                                                                ---------------

   UTILITIES (0.4%)
          20,600   Equitable Resources, Inc.                           755,608
                                                                ---------------

Total common stocks                                                166,598,055
                                                                ---------------
   (cost:  $155,569,552)

Short-Term Securities (0.0%) (2)
          66,000   Sit Money Market Fund, 1.80% (4)                     66,000
   (cost: $66,000)                                              ---------------


Total investments in securities
   (cost: $155,635,552)                                         $  166,664,055
                                                                ===============

Other Assets and Liabilities, Net [+0.9%]                            1,497,142

                                                                ---------------
Total Net Assets                                                $  168,161,197
                                                                ===============


                                                                ---------------
Aggregate Cost                                                     155,635,552
                                                                ---------------

Gross Unrealized Appreciation                                       37,441,020
Gross Unrealized Depreciation                                      (26,412,517)
                                                                ---------------
Net Unrealized Appreciation(Depreciation)                           11,028,503
                                                                ===============


Notes To Schedule of Investments
--------------------------------

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments
LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.


The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

                                                       INVESTMENTS IN SECURITIES
VALUATION INPUTS                                                AT VALUE
                                                       -------------------------
Level 1 - Quoted Prices                                          $  166,664,055
Level 2 - Other Significant Observable Inputs                                --
Level 3 - Significant Unobservable Inputs                                    --
--------------------------------------------------------------------------------
Total                                                            $  166,664,055
================================================================================

(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

ITEM 2. CONTROLS AND PROCEDURES
        -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Mid Cap Growth Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mid Cap Growth Fund, Inc.

By:      /s/ Paul E. Rasmussen
         ------------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    November 24, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Paul E. Rasmussen
         ------------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    November 24, 2008


By:      /s/ Roger J. Sit
         ------------------------------
         Roger J. Sit
         Chairman

Date:    November 24, 2008